FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Changes in Equity (Details) - USD ($)			12 Months Ended
	Apr. 06, 2022	Dec. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Beginning Balance			$ 13,353,000	$ (8,934,000)
Share repurchase for cancellation of equipment purchase			$ (34,179,000)
Share repurchase for cancellation of equipment purchase, (in shares)			(1,306,486)
Shares issued for purchase of equipment	$ 34,179,000	$ 2,531,000		34,179,000
Shares issued for purchase of equipment (in shares)	179,986,169	23,876,308
Share-based compensation			$ 5,000	60,000
Foreign currency translation adjustment			(72,000)	359,000	$ 377,000
Net income (loss)			(194,000)	(12,311,000)	(17,787,000)
Ending Balance			(21,087,000)	13,353,000	(8,934,000)
Ordinary shares
Statement
Beginning Balance			$ 359,000	$ 181,000
Beginning Balance, (in shares)			8,923,687	4,474,836
Share repurchase for cancellation of equipment purchase			$ (178,000)
Share repurchase for cancellation of equipment purchase, (in shares)			(4,448,851)	4,448,851
Shares issued for purchase of equipment				$ 178,000
Share-based compensation			$ 0
Foreign currency translation adjustment			0
Ending Balance			$ 181,000	$ 359,000	$ 181,000
Ending Balance, shares			4,474,836	8,923,687	4,474,836
Additional paid-in capital
Statement
Beginning Balance			$ 332,746,000	$ 298,685,000
Share repurchase for cancellation of equipment purchase			(34,001,000)
Shares issued for purchase of equipment				34,001,000
Share-based compensation			5,000	60,000
Foreign currency translation adjustment			0
Ending Balance			298,750,000	332,746,000	$ 298,685,000
Treasury Stock, Common
Statement
Beginning Balance			(1,148,000)	(1,148,000)
Share-based compensation			0
Foreign currency translation adjustment			0
Ending Balance			(1,148,000)	(1,148,000)	(1,148,000)
(Accumulated deficits) retained earnings
Statement
Beginning Balance			(318,239,000)	(304,904,000)
Share-based compensation			0
Foreign currency translation adjustment			0
Net income (loss)			(574,000)	(13,335,000)
Ending Balance			(318,813,000)	(318,239,000)	(304,904,000)
Accumulated other comprehensive Income
Statement
Beginning Balance			32,044,000	31,685,000
Share-based compensation			0
Foreign currency translation adjustment			835,000	359,000
Ending Balance			32,879,000	32,044,000	31,685,000
Parent Company | Reportable Legal Entities
Statement
Beginning Balance			45,762,000	24,499,000	31,623,000
Ordinary shares issued for share based compensation					0
Share repurchase for cancellation of equipment purchase			(34,179,000)
Shares issued for purchase of equipment				34,179,000	8,950,000
Share-based compensation			5,000	60,000	186,000
Capital contribution from noncontrolling					698,000
Foreign currency translation adjustment			835,000	359,000	377,000
Net income (loss)			(574,000)	(13,335,000)	(17,335,000)
Ending Balance			11,849,000	45,762,000	24,499,000
Parent Company | Reportable Legal Entities | Ordinary shares
Statement
Beginning Balance			$ 359,000	$ 181,000	$ 152,000
Beginning Balance, (in shares)			8,923,687	4,474,836	3,738,527
Ordinary shares issued for share based compensation					$ 1,000
Ordinary shares issued for share based compensation, (in shares)					25,989
Share repurchase for cancellation of equipment purchase			$ (178,000)
Share repurchase for cancellation of equipment purchase, (in shares)			(4,448,851)
Shares issued for purchase of equipment				$ 178,000	$ 28,000
Shares issued for purchase of equipment (in shares)				4,448,851	710,320
Share-based compensation			$ 0	$ 0	$ 0
Capital contribution from noncontrolling					0
Foreign currency translation adjustment			0	0	0
Net income (loss)			0	0	0
Ending Balance			$ 181,000	$ 359,000	$ 181,000
Ending Balance, shares			4,474,836	8,923,687	4,474,836
Parent Company | Reportable Legal Entities | Additional paid-in capital
Statement
Beginning Balance			$ 332,746,000	$ 298,685,000	$ 288,879,000
Ordinary shares issued for share based compensation					0
Share repurchase for cancellation of equipment purchase			(34,001,000)
Shares issued for purchase of equipment				34,001,000	8,922,000
Share-based compensation			5,000	60,000	186,000
Capital contribution from noncontrolling					698,000
Foreign currency translation adjustment			0	0	0
Net income (loss)			0	0	0
Ending Balance			298,750,000	332,746,000	298,685,000
Parent Company | Reportable Legal Entities | Treasury Stock, Common
Statement
Beginning Balance			(1,148,000)	(1,148,000)	(2,351,000)
Ordinary shares issued for share based compensation					1,203,000
Share repurchase for cancellation of equipment purchase			0
Shares issued for purchase of equipment				0	0
Share-based compensation			0	0	0
Capital contribution from noncontrolling					0
Foreign currency translation adjustment			0	0	0
Net income (loss)			0	0	0
Ending Balance			(1,148,000)	(1,148,000)	(1,148,000)
Parent Company | Reportable Legal Entities | (Accumulated deficits) retained earnings
Statement
Beginning Balance			(318,239,000)	(304,904,000)	(286,365,000)
Ordinary shares issued for share based compensation					(1,204,000)
Share repurchase for cancellation of equipment purchase			0
Shares issued for purchase of equipment				0	0
Share-based compensation			0	0	0
Capital contribution from noncontrolling					0
Foreign currency translation adjustment			0	0	0
Net income (loss)			(574,000)	(13,335,000)	(17,335,000)
Ending Balance			(318,813,000)	(318,239,000)	(304,904,000)
Parent Company | Reportable Legal Entities | Accumulated other comprehensive Income
Statement
Beginning Balance			32,044,000	31,685,000	31,308,000
Ordinary shares issued for share based compensation					0
Share repurchase for cancellation of equipment purchase			0
Shares issued for purchase of equipment				0	0
Share-based compensation			0	0	0
Capital contribution from noncontrolling					0
Foreign currency translation adjustment			835,000	359,000	377,000
Net income (loss)			0		0
Ending Balance			$ 32,879,000	$ 32,044,000	$ 31,685,000